Equity-Based Compensation - Schedule of Incentive Unit Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Incentive Units
Number of Units
Beginning balance (in shares)	15,791,871	13,999,684	10,557,437
Granted (in shares)		2,462,220	4,338,813
Redeemed (in shares)		(582,804)	(353,357)
Forfeited or cancelled (in shares)	(8,182)	(87,229)	(543,209)
Converted or exchanged (in shares)	(15,783,689)
Ending balance (in shares)	0	15,791,871	13,999,684
Vested (in shares)		10,181,221	8,322,892
Weighted- Average Threshold Price
Beginning balance (in dollars per share)	$ 6.50	$ 5.88	$ 4.34
Granted (in dollars per share)		9.42	9.42
Redeemed (in dollars per share)		3.54	1.00
Forfeited or cancelled (in dollars per share)	7.86	7.97	7.43
Converted or exchanged (in dollars per share)	6.50
Ending balance (in dollars per share)	0.00	6.50	5.88
Vested, threshold price (in dollars per share)		4.98	4.02
Weighted- Average Catch-up Price
Beginning balance (in dollars per share)	2.97	2.92	2.43
Granted (in dollars per share)		3.03	4.06
Redeemed (in shares)		1.78	0.00
Forfeited or cancelled (in dollars per share)	4.81	4.75	4.42
Converted or exchanged (in dollars per share)	2.97
Ending balance (in dollars per share)	$ 0.00	2.97	2.92
Vested, catch-up price (in dollars per share)		$ 2.65	$ 2.39
Aggregate intrinsic value, outstanding	$ 0.0	$ 77.0	$ 42.0
Aggregate intrinsic value, vested		$ 61.9	$ 35.8
Class B Incentive Units
Number of Units
Beginning balance (in shares)	3,000,000	0
Granted (in shares)		3,000,000
Converted or exchanged (in shares)	(3,000,000)
Ending balance (in shares)	0	3,000,000	0
Weighted- Average Threshold Price
Beginning balance (in dollars per share)	$ 9.42	$ 0.00
Granted (in dollars per share)		9.42
Converted or exchanged (in dollars per share)	9.42
Ending balance (in dollars per share)	0.00	9.42	$ 0.00
Weighted- Average Catch-up Price
Beginning balance (in dollars per share)	2.64	0.00
Granted (in dollars per share)		2.64
Converted or exchanged (in dollars per share)	2.64
Ending balance (in dollars per share)	$ 0.00	$ 2.64	$ 0.00
Aggregate intrinsic value, outstanding	$ 0.0	$ 5.2